Quarterly Financial Information (Unaudited) - QUARTERLY FINANCIAL INFORMATION (UNAUDITED)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Additional Financial Information Disclosure [Text Block]
QUARTERLY FINANCIAL INFORMATION (Unaudited)

Table 15.1

	2013 Quarter Ended
	Dec. 31	Sept. 30	June 30	Mar. 31
	(in thousands, except per share amounts)
Interest income:
Interest income	$49,180	$62,975	$61,745	$61,498
Interest expense	35,777	34,787	33,584	33,128
Net interest income	13,403	28,188	28,161	28,370
(Provision for)/release of loan losses	(117)	499	529	(430)
Net interest income after (provision for)/release of loan losses	13,286	28,687	28,690	27,940
Non-interest income:
Guarantee and commitment fees	6,768	6,819	6,759	6,612
Gains on financial derivatives and hedging activities	9,263	3,024	14,983	4,494
(Losses)/gains on trading assets	(76)	(626)	(327)	210
(Losses)/gains on sale of available-for-sale investment securities	(960)	—	3,071	2
Gains on repurchase of debt	1,462	—	—	—
Gains on sale of real estate owned	26	39	1,124	47
Other income	539	565	873	1,080
Non-interest income	17,022	9,821	26,483	12,445
Non-interest expense	7,621	8,441	7,964	9,081
Income before income taxes	22,687	30,067	47,209	31,304
Income tax expense	3,774	8,226	13,036	8,716
Net income	18,913	21,841	34,173	22,588
Less: Net income attributable to non-controlling interest - preferred stock dividends	(5,546)	(5,547)	(5,547)	(5,547)
Net income attributable to Farmer Mac	13,367	16,294	28,626	17,041
Preferred stock dividends	(882)	(881)	(881)	(851)
Net income attributable to common stockholders	$12,485	$15,413	$27,745	$16,190

Earnings/(loss) per common share:
Basic earnings per common share	$1.14	$1.42	$2.57	$1.51
Diluted earnings per common share	$1.11	$1.37	$2.48	$1.45

	2012 Quarter Ended
	Dec. 31	Sept. 30	June 30	Mar. 31
	(in thousands, except per share amounts)
Interest income:
Interest income	$56,151	$63,810	$71,578	$73,131
Interest expense	33,358	33,448	36,961	38,923
Net interest income	22,793	30,362	34,617	34,208
(Provision for)/release of loan losses	(4,354)	(137)	1,220	(420)
Net interest income after (provision for)/release of loan losses	18,439	30,225	35,837	33,788
Non-interest income/(loss):
Guarantee and commitment fees	6,568	6,401	6,064	5,930
Gains/(losses) on financial derivatives and hedging activities	3,505	1,558	(31,292)	6,400
Gains/(losses) on trading assets	2,735	(441)	(3,086)	1,099
(Losses)/gains on sale of available-for-sale investment securities	(10)	—	—	28
Gains/(losses) on sale of real estate owned	629	(13)	262	—
Lower of cost or fair value adjustment on loans held for sale	(5,943)	—	—	—
Other income	890	959	771	721
Non-interest income/(loss)	8,374	8,464	(27,281)	14,178
Non-interest expense	6,109	7,748	9,209	7,842
Income/(loss) before income taxes	20,704	30,941	(653)	40,124
Income tax expense/(benefit)	4,837	8,294	(2,629)	11,654
Net income	15,867	22,647	1,976	28,470
Less: Net income attributable to non-controlling interest - preferred stock dividends	(5,546)	(5,547)	(5,547)	(5,547)
Net income/(loss) attributable to Farmer Mac	10,321	17,100	(3,571)	22,923
Preferred stock dividends	(720)	(719)	(720)	(720)
Net income/(loss) attributable to common stockholders	$9,601	$16,381	$(4,291)	$22,203

Earnings/(loss) per common share:
Basic earnings/(loss) per common share	$0.91	$1.56	$(0.41)	$2.14
Diluted earnings/(loss) per common share	$0.87	$1.49	$(0.41)	$2.04